Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Numerator for diluted net loss per share calculation | ¥	¥ (91,753)		¥ (244,038)	¥ (1,171,165)
Denominator for diluted net loss per share calculation | shares	20,765,256,643		2,078,624,721	2,022,446,988
Diluted | (per share)	¥ (0.004)	$ (0.001)	¥ (0.12)	¥ (0.58)